INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Inventories
	As of December 31,
	2 0 1 2	2 0 1 1

Raw materials	$2,972	$589
Work in process	6,582	5,195
Finished goods	8,273	3,824
	$17,827	$9,608